Basis of Preparation (Details)	12 Months Ended
Dec. 31, 2022
Disclosure Of Interim Financial Reporting Text Block Abstract
Voting rights, description	Significant influence is presumed to exist where the Company has between 20% and 50% of the voting rights but can also arise where the Company has less than 20% if influence is exerted over policy decisions that affect the entity.